Investment Objectives and Goals - Intermediate Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Intermediate Bond Fund seeks to provide a high level of current income consistent with preservation of capital through investments in bonds and other debt securities.